Stock and Equity Based Compensation - Stock/Unit Option Activity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2011
Number of Options (in shares)
Outstanding, beginning of period	712,955	712,955
Granted		0
Exercised		(205,750)
Expired/forfeited		0
Outstanding, end of period		507,205
Vested and expected to vest, at period end		507,205
Exercisable, at period end		134,955
Weighted Average Exercise Price (in dollars per share)
Outstanding, beginning of period	$ 17.96	$ 17.96
Granted		$ 0.00
Exercised		$ 17.90
Expired/forfeited		$ 0.00
Outstanding, end of period		$ 17.99
Vested and expected to vest, period end		$ 17.99
Exercisable, period end		$ 17.50
Outstanding, period end, remaining term		2 years 2 months 22 days
Vested and expected to vest, period end, remaining term		2 years 2 months 22 days
Exercisable, period end, remaining term		1 year 7 months 12 days
Outstanding, period end, intrinsic value		$ 28,076
Vested and expected to vest, period end, intrinsic value		28,076
Exercisable, period end, intrinsic value		7,536
Options exercised, intrinsic value	5,310	10,659
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Unrecognized compensation cost related to unvested stock options		1,212
Stock/Unit Options [Member]
Number of Options (in shares)
Outstanding, beginning of period	712,955	712,955	850,000
Granted	0		63,000
Exercised	(114,050)		(200,000)
Expired/forfeited	0		0
Outstanding, end of period	598,905		712,955
Vested and expected to vest, at period end	598,905		713,000
Exercisable, at period end	151,655		250,000
Weighted Average Exercise Price (in dollars per share)
Outstanding, beginning of period	$ 17.96	$ 17.96	$ 17.50
Granted	$ 0.00		$ 22.72
Exercised	$ 18.22		$ 17.50
Expired/forfeited	$ 0.00		$ 0.00
Outstanding, end of period	$ 17.91		$ 17.96
Vested and expected to vest, period end	$ 17.91		$ 17.96
Exercisable, period end	$ 17.50		$ 17.50
Outstanding, period end, remaining term	2 years 4 months 28 days		2 years 8 months 8 days	4 years 7 months 6 days
Vested and expected to vest, period end, remaining term	2 years 4 months 28 days		2 years 8 months 8 days
Exercisable, period end, remaining term	1 year 8 months 10 days		2 years 1 month 10 days
Outstanding, period end, intrinsic value	29,585		24,895	113
Vested and expected to vest, period end, intrinsic value	29,585		24,895
Exercisable, period end, intrinsic value	7,554		8,843
Options exercised, intrinsic value			5,717
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Unrecognized compensation cost related to unvested awards	1,465		1,718
Unrecognized compensation cost, period of recognition	1 year 5 months 25 days	1 year 4 months 25 days	1 year 8 months 20 days
Viper Energy Partners LP [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Unrecognized compensation cost related to unvested stock options		10,472
Viper Energy Partners LP [Member] | Stock/Unit Options [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Unrecognized compensation cost, period of recognition		2 years 11 months 18 days
Viper LTIP [Member] | Viper Energy Partners LP [Member]
Number of Options (in shares)
Outstanding, beginning of period	0	0
Granted		2,500,000
Outstanding, end of period		2,500,000
Vested and expected to vest, at period end		2,500,000
Exercisable, at period end		0
Weighted Average Exercise Price (in dollars per share)
Outstanding, beginning of period	$ 0.00	$ 0.00
Granted		$ 26.00
Outstanding, end of period		$ 26.00
Vested and expected to vest, period end		$ 26.00
Exercisable, period end		$ 0.00
Outstanding, period end, remaining term		2 years 11 months 18 days
Vested and expected to vest, period end, remaining term		2 years 11 months 18 days
Exercisable, period end, remaining term		0 years
Outstanding, period end, intrinsic value		19,500
Vested and expected to vest, period end, intrinsic value		19,500
Exercisable, period end, intrinsic value		$ 0